CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	1 Months Ended		3 Months Ended				11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 02, 2021	Dec. 31, 2022
Financial Designation, Predecessor and Successor [Fixed List]	Successor						Predecessor	Successor
OPERATING REVENUE:
TOTAL OPERATING REVENUE		$ 58,762	$ 302,077			$ 273,544	$ 578,602	$ 1,049,471
OPERATING EXPENSE:
Medical expense		66,877	285,570			265,821	592,465	1,057,224
Premium deficiency reserve		26,277	5,140			(1,325)	11,559	(11,461)
Corporate, general and administrative expense		16,983	37,643			38,599	100,243	157,284
Sales and marketing expense		364	1,001			865	1,818	5,096
Depreciation and amortization		7,149	21,540			21,752	1,575	87,289
Goodwill impairment		0		$ 463,500	$ 851,500			1,314,952
TOTAL OPERATING EXPENSE		117,650	350,894			325,712	707,660	2,610,384
OPERATING LOSS		(58,888)	(48,817)			(52,168)	(129,058)	(1,560,913)
OTHER INCOME (EXPENSE):
Interest expense, net		(851)	(4,086)			(2,755)	(9,824)	(11,404)
Mark-to-market of stock warrants		2,272	649			(5,861)	(7,665)	9,865
Other		(471)	96			(6)	147	2,757
TOTAL OTHER EXPENSE		950	(3,341)			(8,622)	(17,342)	1,218
LOSS BEFORE INCOME TAXES		(57,938)	(52,158)			(60,790)	(146,400)	(1,559,695)
PROVISION FOR INCOME TAXES			(290)					(1,862)
NET LOSS		(57,938)	(52,448)			(60,790)	(146,400)	(1,561,557)
LESS: NET LOSS ATTRIBUTABLE TO REDEEMABLE NON-CONTROLLING INTERESTS		(47,857)	(43,249)			(50,213)		(1,291,430)
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS		$ (10,081)	$ (9,199)			$ (10,577)	(146,400)	$ (270,127)
Basic (in dollars per share)		$ (0.24)	$ (0.22)			$ (0.25)		$ (6.50)
Diluted (in dollars per share)		$ (0.24)	$ (0.22)			$ (0.25)		$ (6.50)
Basic (in shares)		41,579	41,579,000			41,579,000		41,579
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING (DILUTED)		41,579	41,579,000			41,579,000		41,579
Capitated revenue
OPERATING REVENUE:
TOTAL OPERATING REVENUE		$ 57,224	$ 298,704			$ 269,685	567,735	$ 1,034,800
Other patient service revenue
OPERATING REVENUE:
TOTAL OPERATING REVENUE		$ 1,538	$ 3,373			$ 3,859	$ 10,867	$ 14,671